3. Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Derivative Liability, Fair value, Beginning Balance	$ 81,000
Issuance of embedded conversion features	0	$ 232,000
Change in fair value	2,000	174,000
Reclassification to additional paid-in capital	(83,000)	(325,000)
Derivative Liability, Fair value, Ending Balance		$ 81,000
Assets, Fair Value Disclosure, Recurring	$ 0